Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL Government Money Market Fund, INC.
Central Index Key	dei_EntityCentralIndexKey	0000067590
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2019
Prospectus Date	rr_ProspectusDate	Sep. 26, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A